Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
2014 - current maturities	$ 245
2015	102,091
2016	71,118
2017	51,000
Long-term Debt, total	224,454	[1]	205,526	[1]
Series A
Debt Instrument [Line Items]
2014 - current maturities	62,866
2015	62,866
2016	62,866
2017	62,866
2018	62,866
2019 and after	126,348
Long-term Debt, total	$ 440,678

[1]	For covenants see Note 20(F).